Share Capital, Share Premium and Statutory Reserve - Schedule of Share Capital Share Premium (Details)	12 Months Ended
Dec. 31, 2024 USD ($) shares
Authorized
No. of Shares, Ordinary shares | shares	450,000,000
No. of Shares, Ordinary value	$ 450,000,000
Share Capital
Share Capital beginning balance	8,804
Change
Share Capital end balance	$ 8,959
Share Capital [Member]
Share Capital
Share Capital beginning balance, shares | shares	88,035,353
Share Capital beginning balance	$ 8,804
Change | shares	1,552,500
Change	$ 155
Share Capital end balance, shares | shares	89,587,853
Share Capital end balance	$ 8,959